Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment	¥ 896,415	$ 130,378	¥ 890,855
Less: accumulated depreciation	(558,028)	(81,162)	(512,578)
Impairment of plant and equipment	(7,219)	(1,050)	(7,219)
Property, plant and equipment, net	331,168	48,166	371,058
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	68,319	9,937	68,319
Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	808,717	117,623	803,710
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	3,027	440	3,075
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	14,528	2,113	13,815
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	¥ 1,824	$ 265	¥ 1,936